Statement of Operations (CAD)	12 Months Ended			199 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Expenses
Depreciation	284	382	515	6,961
Consulting	0	4,715	0	272,950
Consulting - stock based compensation	0	0	213,422	2,926,980
Financing fee - stock based compensation	63,708	0	15,088	90,096
Interest and bank charges	5,579	3,209	2,238	24,843
Management fees	60,000	70,500	78,000	1,155,654
Mineral property costs	44,422	156,155	262,182	11,394,946
Office and sundry	27,259	39,947	41,932	592,380
Professional fees	44,798	70,779	108,462	617,311
Travel and promotion	6,108	25,674	5,844	306,800
Loss Before Other Item	(252,158)	(371,361)	(727,683)	(17,388,921)
Fair value adjustment of derivative liabilities	62,655	634,555	(364,360)	332,850
Income (Loss) Before Income Taxes	(189,503)	263,194	(1,092,043)	(17,056,071)
Deferred income tax recovery	0	0	0	67,162
Net Income (Loss)	(189,503)	263,194	(1,092,043)	(16,988,909)
Earnings (Loss) Per Share
Basic	(0.02)	0.03	(0.17)
Diluted	(0.02)	0.02	(0.17)
Weighted Average Common Shares Outstanding
Basic	10,282,624	9,766,206	6,378,834
Diluted		13,643,412